Putnam VT Diversified Income Fund
The fund's portfolio
9/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (48.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$38,815	$43,061
5.00%, with due dates from 4/20/49 to 8/20/49	1,549,791	1,700,855
4.50%, TBA, 10/1/49	6,000,000	6,269,531
4.00%, TBA, 10/1/49	3,000,000	3,119,531

		11,132,978
U.S. Government Agency Mortgage Obligations (43.3%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	104,353	114,932
4.50%, 5/1/49	59,706	64,589
Uniform Mortgage-Backed Securities
5.50%, TBA, 10/1/49	3,000,000	3,249,141
4.00%, TBA, 10/1/49	18,000,000	18,677,812
3.50%, TBA, 10/1/49	27,000,000	27,696,092
3.00%, TBA, 10/1/49	23,000,000	23,345,000
2.50%, TBA, 11/1/49	8,000,000	7,958,125
2.50%, TBA, 10/1/49	8,000,000	7,963,750

		89,069,441

Total U.S. government and agency mortgage obligations (cost $100,366,766)		$100,202,419

U.S. TREASURY OBLIGATIONS (0.7%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 11/15/25(i)	$110,000	$115,026
1.75%, 1/31/23(i)	890,000	897,307
1.50%, 1/31/22(i)	378,000	377,940

Total U.S. treasury obligations (cost $1,390,273)		$1,390,273

MORTGAGE-BACKED SECURITIES (38.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (18.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.635%, 4/15/37	$24,269	$39,955
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.362%, 11/15/35	70,213	112,284
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.584%, 12/15/36	46,749	67,931
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.778%, 3/15/35	152,993	202,869
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,089,361	197,828
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	996,193	161,790
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	482,265	71,107
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,045,464	141,687
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.173%, 12/15/47	2,420,728	375,213
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.073%, 4/15/47	1,020,757	200,898
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	709,506	89,575
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	1,103,531	158,235
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,785,172	388,727
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,664,232	319,290
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	807,841	115,117
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	1,205,339	124,307
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	2,885,825	372,560
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	2,405,907	283,259
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	776,089	60,836
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	780,388	59,153
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	992,890	40,421
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.374%, 7/25/43(WAC)	878,786	8,788
REMICs Ser. 3300, PO, zero %, 2/15/37	15,844	14,144
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	756	627
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 27.79%, 7/25/36	29,236	52,148
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.166%, 3/25/36	100,561	166,589
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.799%, 6/25/37	66,263	104,358
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 16.036%, 11/25/35	69,434	93,812
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 15.883%, 2/25/38	59,573	78,436
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.146%, 11/25/34	58,521	68,376
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,324,673	287,419
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	105,146	19,232
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,301,986	473,519
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	333,509	59,538
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.582%, 9/25/43	1,970,748	382,246
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	5,040	82
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	310,613	62,595
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,623,828	150,204
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.382%, 4/25/40	657,006	126,474
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.232%, 3/25/48	3,554,468	658,643
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.182%, 6/25/45	3,355,179	563,590
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.132%, 5/25/47	7,760,705	1,365,418
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 12/25/48	3,017,402	450,724
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.082%, 12/25/46	2,284,405	405,482
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.032%, 8/25/49	3,593,838	592,983
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,026,192	139,819
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,153,573	134,700
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	3,396,781	450,073
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	979,951	126,208
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	807,399	91,373
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.982%, 7/25/39	1,766,159	93,690
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.932%, 2/25/43	1,408,253	290,452
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	1,878,540	206,360
REMICs Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	1,272,027	18,101
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,165,002	62,530
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,454,263	106,551
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,030,458	33,548
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	714,558	15,149
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	4,883	4,456
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	768,837	154,459
Ser. 16-42, IO, 5.00%, 2/20/46	1,304,692	249,570
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,316,216	164,856
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,335,226	468,213
Ser. 14-76, IO, 5.00%, 5/20/44	701,776	141,788
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	748,073	150,662
Ser. 12-146, IO, 5.00%, 12/20/42	1,140,345	232,836
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	395,071	79,565
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	579,136	118,090
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,551,559	520,263
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,455,679	293,407
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,228,165	441,197
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	485,245	97,890
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	4,395,186	677,663
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	879,603	148,433
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,568,637	194,982
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,050,012	103,594
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,149,013	222,621
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,721,145	314,561
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	654,880	68,540
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	227,315	26,709
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	967,259	184,688
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,160,438	146,553
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,181,940	210,121
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,207,921	220,288
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	597,799	111,968
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	596,674	131,829
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 4.136%, 4/20/44	3,494,162	637,685
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.106%, 9/20/43	640,105	115,296
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.073%, 7/16/43	391,325	64,721
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.056%, 8/20/49	5,834,282	1,073,391
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.056%, 7/20/49	6,578,365	986,755
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.006%, 8/20/49	230,000	35,915
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.006%, 6/20/49	330,517	48,338
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,368,240	529,824
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	1,015,501	154,894
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	2,110,783	351,573
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,260,116	174,942
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	1,310,505	141,666
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	780,565	122,559
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,235,948	204,235
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	2,808,300	330,343
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.556%, 8/20/44	1,757,125	274,551
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,423,995	227,982
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,646,264	277,911
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,216,060	256,345
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	850,878	56,782
Ser. 13-76, IO, 3.50%, 5/20/43	2,192,176	297,237
Ser. 13-28, IO, 3.50%, 2/20/43	719,566	90,493
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,046,564	130,820
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,681,003	207,822
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,098,160	132,164
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,241,746	216,851
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,429,203	246,364
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,942,531	320,855
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,529,665	110,901
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,414,523	195,866
Ser. 17-H16, Class JI, IO, 2.733%, 8/20/67(WAC)	3,765,547	513,056
Ser. 18-H05, Class AI, IO, 2.416%, 2/20/68(WAC)	2,774,702	375,452
Ser. 16-H16, Class EI, IO, 2.397%, 6/20/66(WAC)	2,511,324	270,972
Ser. 17-H11, Class TI, IO, 2.387%, 4/20/67(WAC)	2,235,546	273,441
Ser. 16-H22, Class AI, IO, 2.386%, 10/20/66(WAC)	3,354,973	366,537
Ser. 18-H03, Class XI, IO, 2.38%, 2/20/68(WAC)	3,086,795	408,074
Ser. 18-H05, Class BI, IO, 2.358%, 2/20/68(WAC)	3,485,597	467,288
Ser. 17-H06, Class BI, IO, 2.355%, 2/20/67(WAC)	2,954,051	337,353
Ser. 17-H12, Class QI, IO, 2.352%, 5/20/67(WAC)	3,072,883	348,978
Ser. 17-H02, Class BI, IO, 2.341%, 1/20/67(WAC)	2,616,576	318,487
Ser. 16-H23, Class NI, IO, 2.258%, 10/20/66(WAC)	9,726,536	1,099,099
Ser. 16-H03, Class AI, IO, 2.229%, 1/20/66(WAC)	2,580,547	235,475
Ser. 17-H08, Class NI, IO, 2.226%, 3/20/67(WAC)	3,892,618	432,470
Ser. 17-H16, Class IG, IO, 2.202%, 7/20/67(WAC)	3,392,200	318,019
Ser. 15-H10, Class BI, IO, 2.174%, 4/20/65(WAC)	2,228,028	205,043
Ser. 16-H14, Class AI, IO, 2.165%, 6/20/66(WAC)	2,435,471	249,706
Ser. 16-H24, Class JI, IO, 2.159%, 11/20/66(WAC)	3,093,550	375,093
Ser. 17-H16, Class IB, IO, 2.155%, 8/20/67(WAC)	3,256,359	320,797
Ser. 16-H09, Class BI, IO, 2.135%, 4/20/66(WAC)	4,364,736	435,876
Ser. 16-H17, Class KI, IO, 2.077%, 7/20/66(WAC)	1,725,477	189,802
Ser. 16-H03, Class DI, IO, 2.001%, 12/20/65(WAC)	3,028,975	257,463
Ser. 16-H02, Class HI, IO, 1.993%, 1/20/66(WAC)	3,707,601	296,237
Ser. 17-H11, Class DI, IO, 1.927%, 5/20/67(WAC)	2,692,847	292,847
Ser. 15-H25, Class EI, IO, 1.874%, 10/20/65(WAC)	2,762,190	246,111
Ser. 16-H10, Class AI, IO, 1.873%, 4/20/66(WAC)	5,009,433	339,018
Ser. 17-H09, IO, 1.861%, 4/20/67(WAC)	3,583,009	341,891
Ser. 17-H10, Class MI, IO, 1.853%, 4/20/67(WAC)	5,069,211	474,478
FRB Ser. 15-H08, Class CI, IO, 1.815%, 3/20/65(WAC)	1,663,159	137,738
Ser. 16-H06, Class DI, IO, 1.782%, 7/20/65	4,864,670	374,215
Ser. 15-H24, Class AI, IO, 1.774%, 9/20/65(WAC)	3,091,137	292,310
Ser. 15-H23, Class BI, IO, 1.756%, 9/20/65(WAC)	3,584,028	294,249
Ser. 16-H24, Class CI, IO, 1.712%, 10/20/66(WAC)	2,420,628	194,442
Ser. 16-H14, IO, 1.698%, 6/20/66(WAC)	1,976,244	136,543
Ser. 16-H06, Class CI, IO, 1.696%, 2/20/66(WAC)	5,359,572	347,113
Ser. 13-H08, Class CI, IO, 1.666%, 2/20/63(WAC)	3,880,950	206,855
Ser. 15-H25, Class AI, IO, 1.63%, 9/20/65(WAC)	4,960,183	384,910
Ser. 14-H21, Class BI, IO, 1.559%, 10/20/64(WAC)	3,103,557	216,628
Ser. 15-H26, Class CI, IO, 0.09%, 8/20/65(WAC)	6,321,693	79,021
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,389	1,203

		37,886,196
Commercial mortgage-backed securities (8.6%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	1,547,709	15
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	879,000	782,310
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	602,339	603,845
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.809%, 3/11/39(WAC)	381,520	190,760
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	275,000	155,368
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	1,145,223	11
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.939%, 12/15/47(WAC)	326,000	329,223
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	822,000	792,052
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.91%, 10/15/45(WAC)	233,000	213,013
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	700,000	560,926
FRB Ser. 13-CR9, Class D, 4.397%, 7/10/45(WAC)	452,000	415,971
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 1.09%, 12/15/39(WAC)	1,107,488	5,108
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	9,206	9,206
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	98,886	100,639
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.917%, 4/15/50(WAC)	307,000	298,101
GS Mortgage Securities Corp., II 144A FRB Ser. 05-GG4, Class XC, IO, 1.59%, 7/10/39(WAC)	578,513	58
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.667%, 9/10/47(WAC)	675,000	568,152
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.973%, 2/15/47(WAC)	987,000	929,563
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	296,000	291,590
FRB Ser. 14-C18, Class E, 4.473%, 2/15/47(WAC)	381,000	324,002
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	463,136
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.307%, 4/15/46(WAC)	408,000	367,061
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.389%, 2/12/51(WAC)	403,000	386,880
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46(WAC)	401,000	378,645
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	715,000	616,728
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)	2,117,218	21
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.219%, 12/15/49(WAC)	206,050	288
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.499%, 8/15/46(WAC)	750,000	390,000
FRB Ser. 13-C10, Class D, 4.218%, 7/15/46(WAC)	478,000	475,013
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	294,807
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	293,830	73,457
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	26,730	26,706
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	267,432	243,595
STRIPs III, Ltd. 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman Islands) (In default)(NON)(WAC)	158,000	16
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	472,775	34,513
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	490,000	268,373
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.097%, 5/15/46(WAC)	1,730,016	17
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.42%, 7/15/46(WAC)	649,000	607,888
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	637,488
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,331,000	1,076,834
FRB Ser. 12-C7, Class E, 4.969%, 6/15/45(WAC)	875,000	752,500
FRB Ser. 13-C15, Class D, 4.624%, 8/15/46(WAC)	1,231,000	994,184
FRB Ser. 12-C10, Class D, 4.585%, 12/15/45(WAC)	1,152,000	991,498
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,626,000	1,940,522

		17,590,083
Residential mortgage-backed securities (non-agency) (11.3%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 4.09%, 11/27/36(WAC)	507,040	408,167
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 4.183%, 10/25/35(WAC)	342,641	318,809
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 6.768%, 10/25/27 (Bermuda)	220,000	228,800
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.198%, 11/25/47	224,172	192,617
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.368%, 3/25/37	815,309	712,636
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 3.946%, 9/25/35	270,816	267,252
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.386%, 6/25/46	348,471	323,778
FRB Ser. 06-OA7, Class 1A1, 3.086%, 6/25/46(WAC)	808,473	713,235
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.374%, 11/20/35	386,257	366,252
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 2.368%, 8/25/36	298,714	163,644
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.368%, 9/25/35	366,007	349,901
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.228%, 4/25/47	157,401	136,716
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.208%, 8/25/46	245,022	237,671
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.208%, 8/25/46	316,330	302,095
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.208%, 8/25/46	1,538,512	1,379,432
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.208%, 12/25/36	412,624	251,535
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.145%, 7/25/28	779,658	1,041,083
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.368%, 4/25/28	522,175	675,410
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.568%, 12/25/27	419,359	509,525
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.168%, 11/25/28	590,000	639,621
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	256,303
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.668%, 1/25/49	289,000	293,204
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.468%, 3/25/49	173,000	174,746
Structured Agency Credit Risk Debt FRN Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 4.318%, 10/25/48	110,600	111,809
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.268%, 9/25/28	971,037	1,397,989
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.768%, 10/25/28	499,024	711,914
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.768%, 8/25/28	273,316	387,757
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.768%, 1/25/29	89,749	118,802
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.918%, 10/25/28	1,207,970	1,303,116
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.718%, 4/25/28	984,756	1,074,930
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.568%, 4/25/28	130,534	139,407
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.518%, 9/25/29	405,000	472,197
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.018%, 7/25/25	1,234,814	1,329,515
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.018%, 7/25/25	138,192	146,279
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.868%, 10/25/29	445,000	503,529
Connecticut Avenue Securities Trust FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 6.468%, 5/25/30	22,000	24,258
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 6.268%, 1/25/31	620,000	674,635
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.268%, 4/25/29	63,000	67,255
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.018%, 5/25/25	27,980	29,543
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.018%, 5/25/25	60,066	62,035
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.618%, 1/25/30	160,000	168,155
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.568%, 7/25/30	212,000	220,529
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 7.268%, 6/25/39	200,000	216,308
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 6.118%, 9/25/31	200,000	214,886
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.198%, 5/25/36	626,895	266,913
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.328%, 5/25/37	222,675	162,679
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.577%, 5/19/35	233,391	147,634
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.218%, 6/25/37	285,193	162,560
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	260,000	259,220
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 2.975%, 2/26/37	296,563	268,115
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 2.813%, 8/25/35	114,562	111,525
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.768%, 4/25/27 (Bermuda)	280,000	298,270
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 2.178%, 1/25/37	425,999	405,431
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.198%, 1/25/37	406,121	371,281
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.176%, 9/25/35(WAC)	311,768	316,932
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.418%, 12/25/45	294,930	285,956
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 2.368%, 12/25/45	653,992	630,933
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 5.192%, 4/25/36(WAC)	160,791	166,418
FRB Ser. 06-AR2, Class 1A1, 4.965%, 3/25/36(WAC)	163,319	162,911

		23,334,058

Total mortgage-backed securities (cost $79,835,331)		$78,810,337

CORPORATE BONDS AND NOTES (20.4%)(a)
		Principal amount	Value
Basic materials (1.8%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$102,000	$110,647
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		39,000	39,853
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		87,000	89,828
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		40,000	40,400
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		77,000	75,448
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		160,000	168,800
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		168,000	174,567
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		193,000	199,514
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		42,000	43,680
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		75,000	80,813
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		44,000	45,208
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		42,000	36,226
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		49,000	46,183
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		202,000	199,475
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		20,000	18,020
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		252,000	257,040
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		126,000	133,623
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		132,000	130,680
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		49,000	51,634
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		42,000	43,785
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		100,000	103,250
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		38,000	39,473
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		20,000	20,832
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		74,000	75,850
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		55,000	52,938
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		107,000	105,261
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		40,000	41,948
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		385,000	403,769
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		129,000	132,870
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		139,000	166,626
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		150,000	150,188
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		45,000	47,138
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		17,000	17,170
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		125,000	129,845
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		45,000	42,559
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		115,000	119,600
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		83,000	89,433
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		66,000	69,548

			3,793,722
Capital goods (1.6%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		155,000	159,069
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		75,000	79,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		215,000	216,344
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		82,000	84,737
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		45,000	46,575
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		45,000	46,514
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		105,000	106,444
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		100,000	102,625
Berry Global, Inc. 144A notes 4.50%, 2/15/26		32,000	31,560
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		39,000	42,362
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		164,000	167,690
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		35,000	37,100
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		65,000	67,844
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		155,000	162,169
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		111,000	134,865
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		144,000	153,475
Nordex SE sr. unsec. notes Ser. REGS, 6.50%, 2/1/23 (Germany)	EUR	100,000	110,965
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$85,000	88,294
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		117,000	123,143
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		90,000	91,125
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		195,000	200,343
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		210,000	216,363
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		171,000	181,901
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		80,000	83,200
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		72,000	75,780
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		359,000	385,476

			3,195,088
Communication services (2.3%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	205,250
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		200,000	206,500
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		200,000	204,250
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		66,000	67,898
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		253,000	264,992
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		788,000	839,220
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		166,000	171,603
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		78,000	70,590
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		98,000	105,350
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		146,000	157,315
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		256,000	256,051
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		400,000	191,000
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		117,000	115,976
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		111,000	119,672
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		30,000	31,917
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		52,000	51,995
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		81,000	74,900
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		8,000	8,310
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		53,000	53,663
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		194,000	201,731
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		45,000	45,407
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		36,000	39,150
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		101,000	110,110
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		328,000	360,295
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		175,000	186,743
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		135,000	139,855
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		16,000	17,200
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		116,000	121,394
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		45,000	46,319
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		172,000	181,245
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		60,000	63,450
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	129,341

			4,838,692
Consumer cyclicals (3.6%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		$30,000	31,425
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		86,000	88,580
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		125,000	131,863
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		45,000	45,225
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		52,000	52,650
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		65,000	65,894
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		65,000	67,720
Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	100,000	107,033
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		$160,000	163,584
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	124,500
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		196,000	203,350
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		20,000	21,900
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		65,000	67,925
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		91,000	95,095
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		84,000	86,940
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		70,000	73,238
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		189,000	207,654
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	94,725
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		180,000	189,585
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		142,000	147,680
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		79,202	85,538
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		152,931	165,211
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		50,000	55,625
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		80,000	86,800
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	26,375
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		20,000	20,625
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		109,000	112,675
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		170,000	173,613
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		174,000	177,698
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		84,000	27,930
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	59,400
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		38,000	38,144
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		69,000	76,418
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		129,000	132,548
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		90,000	95,164
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		67,000	69,415
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	69,144
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	36,488
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		71,000	73,840
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		39,000	41,243
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		95,000	96,544
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		175,000	189,656
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		193,000	195,895
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		101,000	105,126
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		45,000	47,138
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		149,000	147,138
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		124,000	124,347
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		125,000	128,906
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		66,000	67,980
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		200,000	202,676
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		48,000	50,201
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		109,000	112,134
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		9,000	10,980
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		155,000	169,338
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		17,000	18,232
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		131,000	133,620
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		205,000	213,200
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		55,000	56,749
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		60,000	61,725
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		157,000	162,299
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		235,000	250,564
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		195,000	201,825
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		7,000	7,105
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	50,875
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		135,000	141,542
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		151,000	155,530
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,337
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		110,000	106,904
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		70,000	69,797
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	87,435
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		90,000	94,050
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		220,000	226,050
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		90,000	94,311

			7,480,669
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		135,000	139,219
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		15,000	15,075
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		100,000	102,910
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	11,142
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		35,000	37,490
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		45,000	47,306
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		81,000	84,443
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		180,000	183,150
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		165,000	170,000
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		115,000	121,728
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		115,000	119,313
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		65,000	67,681
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	136,175
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		32,000	33,677
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		212,000	219,950
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	91,571
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		150,000	162,945
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		50,000	55,375
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		85,000	88,930
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		65,000	68,575
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		45,000	46,470

			2,003,125
Energy (3.7%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		150,000	154,313
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		34,000	35,743
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		70,000	58,100
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		40,000	34,600
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		40,000	38,600
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		87,000	86,348
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		79,000	78,976
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		22,000	18,370
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		60,000	29,700
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		75,000	91,594
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		105,000	116,826
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		301,000	329,407
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		43,000	29,249
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		85,000	61,413
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		8,000	6,120
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		132,000	105,600
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		81,000	75,128
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		140,000	146,098
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		120,000	126,900
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		91,000	101,161
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		255,000	240,975
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		129,000	134,805
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		181,000	188,240
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		106,000	95,533
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		7,000	6,755
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		37,000	35,705
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		90,000	91,800
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		115,000	85,100
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		15,000	12,338
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		45,000	36,450
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		46,000	29,900
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		61,000	55,510
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		66,000	61,545
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		29,000	23,490
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	210,905
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	299,449
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		541,000	653,425
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		432,000	484,380
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		1,001,000	1,073,533
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	188,013
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	38,194
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)		306,000	319,204
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		378,000	30,240
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		297,000	25,245
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		760,000	60,800
Petroleos Mexicanos 144A sr. unsec. notes 7.69%, 1/23/50 (Mexico)		311,000	324,218
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		41,000	37,823
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	73,061
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		83,000	84,246
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		34,000	19,210
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		69,000	47,006
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		20,000	2
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		74,000	70,918
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		76,000	74,282
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		87,000	87,983
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	32,777
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		45,000	49,099
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		75,650	76,785
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		49,000	50,960
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		80,000	79,900
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		4,000	4,110
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		45,000	24,084
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		22,000	24,750
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		68,000	69,700
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		81,000	81,405

			7,518,099
Financials (2.5%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		392,000	541,940
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		85,000	95,202
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		72,000	95,271
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		80,000	89,000
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		50,000	54,750
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	83,976
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		150,000	159,750
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		65,000	70,850
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		84,000	88,990
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		85,000	93,075
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		174,000	187,015
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		45,000	48,150
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		250,000	336,938
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		80,000	82,720
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		60,000	64,907
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		45,000	41,400
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		90,000	99,303
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		71,000	78,090
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		75,000	78,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		75,000	78,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		75,000	76,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6.25%, 5/15/26		87,000	91,241
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24		55,000	54,945
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	207,750
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		120,000	122,110
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	45,956
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		160,000	166,400
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		40,000	41,500
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	125,426
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$100,000	106,375
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		83,000	83,208
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		110,000	106,975
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	220,600
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		95,000	130,981
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		200,000	204,250
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	55,466
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		95,000	104,678
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		120,000	124,116
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		45,000	48,825
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		65,000	60,125
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	214,363
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		300,000	318,375

			5,177,942
Health care (2.1%)
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		110,000	124,986
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		115,000	128,944
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	110,035
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$35,000	36,622
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		90,000	101,025
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	92,846
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	48,470
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		150,000	155,438
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		130,000	136,625
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		45,000	46,519
Bausch Health Cos., Inc. 144A sr. notes 5.75%, 8/15/27		35,000	37,829
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		155,000	161,231
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		135,000	137,727
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		50,000	52,313
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		366,000	363,566
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		85,000	64,494
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		120,000	119,700
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		130,000	144,757
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		95,000	103,735
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		74,000	82,048
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		150,000	155,063
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		83,000	88,188
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		105,000	111,304
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		25,000	25,125
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		130,000	138,938
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		35,000	36,531
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		478,000	493,315
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		55,000	56,525
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		45,000	46,870
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		195,000	201,503
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		350,000	359,188
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	172,375
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		60,000	62,475
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		40,000	42,692

			4,239,002
Technology (0.7%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20		546,000	—
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		60,000	62,088
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		30,000	30,863
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		405,000	455,454
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		103,000	108,562
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		45,000	49,050
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		78,000	72,784
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		75,000	79,219
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		152,000	158,460
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		280,000	280,000
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		145,000	149,169

			1,445,649
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		162,000	164,430

			164,430
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		280,000	290,500
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		50,000	53,125
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		73,000	74,278
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		50,000	51,125
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		247,000	251,323
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		65,000	67,275
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		40,000	40,800
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		290,000	343,400
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		75,000	82,313
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		93,000	100,752
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		115,000	123,625
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		65,000	67,721
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		40,000	41,160
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		95,000	102,154
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		119,000	179
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	64,350
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		60,000	61,781
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		40,000	41,040
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		25,000	25,166
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		56,000	58,971
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		129,000	134,960

			2,075,998

Total corporate bonds and notes (cost $41,425,780)			$41,932,416

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.0%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		$1,700,000	$739,517
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		285,000	158,175
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		888,000	943,943
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		405,000	426,769
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		200,000	71,876
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		215,000	74,641
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 63.194%, 5/31/22 (Argentina)	ARS	6,180,000	44,755
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$390,000	140,158
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		520,000	234,000
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		478,000	287,995
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)		305,000	361,806
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		173,333	180,700
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		260,000	312,000
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		320,000	361,600
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		270,000	284,850
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		200,000	206,248
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		200,000	204,246
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	204,602
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)		390,000	398,785
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		250,000	257,813
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	832,000	1,008,713
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	508,000	620,188
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	16,000	21,811
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	62,000	83,316
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	63,000	85,692
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	167,000	221,446
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	1,108,933	1,472,670
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	633,267	829,649
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	546,533	703,991
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	106,000	136,970
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	500,000	626,449
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	604,753	750,654
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	690,192	839,388
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$1,045,000	1,153,429
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		425,000	574,821
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	238,700
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		295,000	284,306
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	250,000	273,858
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$275,000	281,531
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		515,000	496,697
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	268,197
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,784,000	2,157,570
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		235,000	247,667
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		220,000	221,100
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		285,000	291,409
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		220,000	231,841
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		250,000	264,491
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		265,000	25,838
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		576,000	63,360
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		134,000	14,740
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		932,000	102,520

Total foreign government and agency bonds and notes (cost $21,077,399)			$20,487,491

PURCHASED SWAP OPTIONS OUTSTANDING (5.2%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$2,984,300	$582,804
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		1,288,200	229,892
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		2,984,300	127,668
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		1,288,200	56,732
Barclays Bank PLC
(-0.46)/6 month EUR-EURIBOR-Reuters/Dec-24	Dec-19/-0.46	EUR	7,572,300	39,534
Citibank, N.A.
(1.30)/3 month USD-LIBOR-BBA/Dec-24	Dec-19/1.30		$26,852,600	313,907
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	259,222
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	59,242
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		3,737,500	55,166
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		9,328,700	1,686,628
1.288/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	3,059,700	1,066,007
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$7,462,900	1,065,553
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	279,739
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	274,062
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	76,597
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	74,372
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		9,328,700	8,956
(1.288)/6 month EUR-EURIBOR-Reuters/Feb-50	Feb-20/1.288	EUR	3,059,700	1,267
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		$18,657,300	19
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		7,462,900	7
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	696,633
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		2,490,200	696,584
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	696,360
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		2,490,200	597,673
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		4,033,600	452,812
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		4,033,600	449,948
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	158,468
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	130,831
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		1,601,800	13,327
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		4,033,600	10,891
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		4,033,600	10,568
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		18,657,300	19
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265		15,723,400	16
UBS AG
(1.6125)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.6125		2,817,200	158,524
1.6125/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.6125		2,817,200	130,774
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	102,757
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	89,622
(-0.337)/6 month EUR-EURIBOR-Reuters/Jan-22	Jan-20/-0.337	EUR	27,942,100	9,441

Total purchased swap options outstanding (cost $6,197,555)				$10,662,622

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Put)	Oct-19/$1.10	$10,198,989	EUR	9,357,300	$75,769
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	6,886,110	AUD	10,202,400	80,092
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	6,886,110	AUD	10,202,400	80,092
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Oct-19/$102.94	3,000,000		$3,000,000	237
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/101.24	14,000,000		14,000,000	46,200
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/99.74	14,000,000		14,000,000	7,826
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.49	9,000,000		9,000,000	99
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.30	9,000,000		9,000,000	27
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.12	9,000,000		9,000,000	9
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-19/101.72	16,000,000		16,000,000	10,384

Total purchased options outstanding (cost $635,995)					$300,735

CONVERTIBLE BONDS AND NOTES (3.9%)(a)
	Principal amount	Value
Capital goods (0.2%)
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$202,000	$199,854
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	119,000	122,826

		322,680
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	50,000	52,381
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	227,000	207,979
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	156,000	189,735
Intelsat SA cv. company guaranty sr. unsec. notes 4.50%, 6/15/25 (Luxembourg)	40,000	58,728
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	42,000	67,716
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	58,000	59,827

		636,366
Consumer cyclicals (0.6%)
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	112,000	131,110
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	83,000	101,020
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	16,000	12,739
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	149,000	177,995
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	91,000	113,962
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	164,000	192,274
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	133,000	133,329
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	192,000	222,627
Quotient Technology, Inc. cv. sr. unsec. notes 1.75%, 12/1/22	56,000	52,623
RH cv. sr. unsec. unsub. notes zero %, 6/15/23	75,000	81,164
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	84,000	93,398

		1,312,241
Consumer staples (0.2%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	110,000	100,589
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	176,000	183,186
Wayfair, Inc. 144A cv. sr. unsec. notes 1.125%, 11/1/24	89,000	107,288
Zillow Group, Inc. cv. sr. unsec. notes 1.50%, 7/1/23	116,000	101,863

		492,926
Energy (0.1%)
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845)(RES)	35,887	8,972
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	77,000	46,008
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	23,000	17,028
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	83,000	67,904

		139,912
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	85,000	88,719
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	70,000	70,784
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	75,000	99,623
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	105,000	107,392
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	43,000	39,443

		405,961
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	80,000	78,640
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	70,000	86,632
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	167,000	195,761
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	70,000	75,516
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23	74,000	81,863
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	80,000	81,113
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24	43,000	39,775
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	177,000	170,367
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	58,000	79,414
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	87,000	85,562
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	70,000	64,827
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	60,000	64,977
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25	79,000	116,891
Wright Medical Group, Inc. cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	78,000	74,372

		1,295,710
Technology (1.6%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	211,000	241,515
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27	80,000	81,552
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	44,000	41,899
Cree, Inc. cv. sr. unsec. notes 0.875%, 9/1/23	67,000	73,367
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	121,000	135,791
Envestnet, Inc. cv. sr. unsec. sub. notes 1.75%, 12/15/19	82,000	83,230
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23	44,000	63,314
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	92,000	105,346
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	101,000	125,339
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	37,000	52,460
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	41,000	47,800
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes 0.25%, 3/15/24	71,000	82,183
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	85,000	109,422
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	104,000	98,445
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	129,000	126,420
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	148,000	177,962
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23	191,000	200,845
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	143,000	122,618
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24	80,000	86,611
Rapid7, Inc. cv. sr. unsec. notes 1.25%, 8/1/23	45,000	58,321
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24	48,000	45,612
Silicon Laboratories, Inc. cv. sr. unsec. notes 1.375%, 3/1/22	38,000	49,427
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26	81,000	83,173
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	226,000	247,046
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	182,000	179,156
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	75,000	75,408
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	83,000	99,791
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23 (Israel)	77,000	85,288
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	91,000	119,290
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	89,000	117,523
Zynga, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/24	72,000	71,667

		3,287,821
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	63,000	58,697

		58,697
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	151,000	169,702

		169,702

Total convertible bonds and notes (cost $8,218,662)		$8,122,016

SENIOR LOANS (2.1%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.104%, 1/31/24	$104,403	$102,837
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.256%, 9/6/24	26,843	25,534
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.604%, 3/1/26	69,662	69,430
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.756%, 2/8/25	25,000	25,018

		222,819
Capital goods (0.3%)
Berry Global Group, Inc. bank term loan FRN Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 4.549%, 5/15/26	94,763	95,161
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.59%, 4/3/24	112,612	110,172
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.794%, 3/31/24	56,461	55,614
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.044%, 5/31/25	104,471	103,452
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.044%, 3/28/25	93,550	89,535
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.044%, 11/15/23	130,000	123,392

		577,326
Communication services (0.3%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 5.044%, 11/3/24	97,519	97,797
CenturyLink, Inc. bank term loan FRN Ser. B, 4.794%, 1/31/25	104,734	103,926
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.804%, 11/27/23	55,000	55,055
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.063%, 2/3/24	323,972	323,027

		579,805
Consumer cyclicals (0.8%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.294%, 2/28/25	78,728	78,217
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.544%, 8/9/26	70,000	70,175
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	111,907	111,487
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.30%, 8/24/26	80,000	80,350
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.80%, 10/4/23	75,749	75,539
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.032%, 5/1/26	100,734	101,343
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.509%, 5/21/24	155,201	52,768
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.252%, 10/16/23	57,918	39,770
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24	244,246	243,178
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 6.04%, 3/11/22	85,000	82,840
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.794%, 10/1/25	127,040	127,715
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.063%, 2/28/26	75,000	63,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.313%, 2/28/25	75,823	68,809
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.876%, 8/14/24	59,848	59,282
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.104%, 11/28/22	104,171	102,869
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.104%, 5/30/26	106,000	95,599
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.044%, 7/24/24	87,760	85,346

		1,538,287
Consumer staples (0.4%)
Albertson's, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 2.75%), 4.794%, 11/17/25	70,677	71,085
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.044%, 7/12/24	136,305	135,666
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.514%, 6/21/24	258,339	251,450
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.544%, 8/30/26	225,000	219,797
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.55%, 2/5/25	84,571	84,130
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.624%, 9/7/23	75,502	57,335

		819,463
Energy (0.1%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.419%, 12/31/21	70,000	60,900
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.794%, 12/31/22	55,000	49,259
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.796%, 4/16/21	1,992	1,975
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.80%, 6/26/25	104,554	103,639
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.054%, 5/9/26	77,000	74,786

		290,559
Health care (—%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.604%, 4/21/24	63,538	51,434

		51,434
Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.334%, 12/15/24	82,882	78,531
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.253%, 11/1/23	35,000	35,066
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.287%, 11/3/23	29,914	27,371

		140,968

Total senior loans (cost $4,434,952)		$4,220,661

ASSET-BACKED SECURITIES (1.7%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.868%, 11/25/51	$168,000	$168,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.818%, 6/25/52	135,000	135,000
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	414,000	407,819
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.787%, 10/24/20	463,000	463,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 9/24/20	1,008,000	1,008,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.737%, 6/24/20	996,000	996,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.668%, 8/25/52	285,000	285,000

Total asset-backed securities (cost $3,459,674)		$3,462,819

COMMON STOCKS (0.2%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	430	$5,156
Avaya Holdings Corp.(NON)	4,903	50,158
CHC Group, LLC (Units)(acquired 3/23/17, cost $10,107)(NON)(RES)	697	70
Clear Channel Outdoor Holdings, Inc.(NON)	12,142	30,599
GenOn Energy, Inc.	528	110,880
iHeartMedia, Inc. Class A(NON)	5,164	77,460
MWO Holdings, LLC (Units)(F)	98	3,315
Nine Point Energy(F)	648	1,296
Tervita Corp. (Canada)(NON)	191	1,081
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	7,984
Tribune Media Co. Class 1C	55,356	30,446

Total common stocks (cost $569,794)		$318,445

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$182,945

Total preferred stocks (cost $175,813)		$182,945

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.(F)	13	$2,600

Total convertible preferred stocks (cost $13,000)		$2,600

SHORT-TERM INVESTMENTS (22.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.05%(AFF)	Shares	36,053,040	$36,053,040
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	2,570,000	2,570,000
U.S. Treasury Bills 2.052%, 12/5/19(SEGSF)(SEGCCS)		$642,000	639,931
U.S. Treasury Bills 2.030%, 10/10/19(SEGSF)(SEGCCS)(SEGTBA)		2,347,000	2,345,964
U.S. Treasury Bills 2.005%, 11/7/19(SEGSF)(SEGCCS)		1,905,000	1,901,632
U.S. Treasury Bills 1.947%, 11/14/19(SEGSF)(SEGCCS)		197,000	196,571
U.S. Treasury Bills 1.908%, 1/2/20(SEGCCS)		265,000	263,760
U.S. Treasury Bills 1.907%, 12/12/19(SEGCCS)		11,000	10,961
U.S. Treasury Bills 1.879%, 3/12/20(SEG)(SEGCCS)(SEGTBA)		1,661,000	1,647,519

Total short-term investments (cost $45,628,129)			$45,629,378
TOTAL INVESTMENTS

Total investments (cost $313,429,123)			$315,725,157

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $93,656,462) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/19	$1,084,113	$1,126,236	$(42,123)
		Australian Dollar	Sell	10/16/19	1,084,113	1,090,243	6,130
		Brazilian Real	Buy	10/2/19	1,589,670	1,713,763	(124,093)
		Brazilian Real	Sell	10/2/19	1,589,670	1,618,043	28,373
		Brazilian Real	Sell	2/4/20	96,419	86,085	(10,334)
		British Pound	Buy	12/18/19	223,008	222,899	109
		Canadian Dollar	Buy	10/16/19	452,315	458,014	(5,699)
		Canadian Dollar	Sell	10/16/19	452,315	452,306	(9)
		Czech Koruna	Buy	12/18/19	268,005	270,331	(2,326)
		Euro	Buy	12/18/19	338,361	343,848	(5,487)
		Mexican Peso	Buy	10/16/19	823,692	832,998	(9,306)
		New Zealand Dollar	Buy	10/16/19	1,246,279	1,302,582	(56,303)
		New Zealand Dollar	Sell	10/16/19	1,246,279	1,288,008	41,729
		Norwegian Krone	Buy	12/18/19	1,112,957	1,117,393	(4,436)
		Russian Ruble	Buy	12/18/19	824,919	805,544	19,375
		Swedish Krona	Sell	12/18/19	815,384	822,582	7,198
	Barclays Bank PLC
		Canadian Dollar	Sell	10/16/19	1,707,336	1,731,913	24,577
		Euro	Sell	12/18/19	2,060,100	2,076,931	16,831
		Japanese Yen	Buy	11/20/19	842,087	860,592	(18,505)
		New Zealand Dollar	Sell	10/16/19	710,710	758,565	47,855
		Swiss Franc	Sell	12/18/19	262,080	265,547	3,467
	Citibank, N.A.
		Australian Dollar	Buy	10/16/19	116,825	118,135	(1,310)
		Australian Dollar	Sell	10/16/19	116,825	121,375	4,550
		Brazilian Real	Buy	10/2/19	829,541	888,863	(59,322)
		Brazilian Real	Sell	10/2/19	829,541	835,564	6,023
		Brazilian Real	Sell	2/4/20	38,654	38,810	156
		Canadian Dollar	Buy	10/16/19	1,373,705	1,385,964	(12,259)
		Canadian Dollar	Sell	10/16/19	1,373,705	1,374,241	536
		Euro	Sell	12/18/19	811,584	823,773	12,189
		Japanese Yen	Buy	11/20/19	1,705,021	1,742,541	(37,520)
		New Zealand Dollar	Sell	10/16/19	341,950	374,418	32,468
	Credit Suisse International
		Australian Dollar	Buy	10/16/19	860,794	859,961	833
		Australian Dollar	Sell	10/16/19	860,794	860,040	(754)
		Canadian Dollar	Buy	10/16/19	861,444	862,038	(594)
		Canadian Dollar	Sell	10/16/19	861,444	863,168	1,724
		Euro	Buy	12/18/19	117,100	121,681	(4,581)
	Goldman Sachs International
		Australian Dollar	Buy	10/16/19	2,125,075	2,132,126	(7,051)
		Australian Dollar	Sell	10/16/19	2,125,075	2,184,137	59,062
		Brazilian Real	Buy	2/4/20	851,812	850,897	915
		Canadian Dollar	Buy	10/16/19	877,148	877,749	(601)
		Canadian Dollar	Sell	10/16/19	877,148	876,696	(452)
		Euro	Sell	12/18/19	98,351	99,140	789
		Indian Rupee	Buy	11/20/19	837,736	845,728	(7,992)
		Indonesian Rupiah	Buy	11/20/19	859,635	835,806	23,829
		Japanese Yen	Sell	11/20/19	1,670,091	1,677,806	7,715
		New Taiwan Dollar	Sell	11/20/19	860,113	832,933	(27,180)
		New Zealand Dollar	Sell	10/16/19	1,299,460	1,344,930	45,470
		Norwegian Krone	Buy	12/18/19	1,619,752	1,626,231	(6,479)
		Russian Ruble	Buy	12/18/19	824,919	804,957	19,962
		South Korean Won	Sell	11/20/19	798,705	852,917	54,212
		Swedish Krona	Sell	12/18/19	625,470	629,527	4,057
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/19	835,876	855,292	(19,416)
		Australian Dollar	Sell	10/16/19	835,876	874,368	38,492
		British Pound	Buy	12/18/19	125,442	124,445	997
		Indonesian Rupiah	Sell	11/20/19	7,761	653	(7,108)
		Japanese Yen	Sell	11/20/19	1,487,883	1,495,444	7,561
		New Zealand Dollar	Sell	10/16/19	132,797	110,890	(21,907)
		Norwegian Krone	Buy	12/18/19	33,830	34,123	(293)
		South Korean Won	Sell	11/20/19	832,192	864,908	32,716
		Swedish Krona	Sell	12/18/19	852,352	859,857	7,505
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/19	853,636	865,997	(12,361)
		Australian Dollar	Sell	10/16/19	853,636	859,505	5,869
		Canadian Dollar	Buy	10/16/19	1,517,531	1,518,944	(1,413)
		Canadian Dollar	Sell	10/16/19	1,517,531	1,534,953	17,422
		Euro	Sell	12/18/19	2,030,385	2,037,109	6,724
		Japanese Yen	Sell	11/20/19	844,512	860,119	15,607
		Mexican Peso	Buy	10/16/19	845,218	858,858	(13,640)
		Mexican Peso	Sell	10/16/19	845,218	841,959	(3,259)
		New Zealand Dollar	Sell	10/16/19	1,688,202	1,784,333	96,131
		Swedish Krona	Sell	12/18/19	16,043	16,311	268
		Swiss Franc	Buy	12/18/19	401,190	403,438	(2,248)
	NatWest Markets PLC
		Australian Dollar	Buy	10/16/19	1,870,220	1,935,531	(65,311)
		Canadian Dollar	Buy	10/16/19	849,440	862,866	(13,426)
		Canadian Dollar	Sell	10/16/19	849,440	849,922	482
		Indian Rupee	Sell	11/20/19	31,294	8,266	(23,028)
		Japanese Yen	Buy	11/20/19	1,696,695	1,744,730	(48,035)
		New Taiwan Dollar	Sell	11/20/19	871,713	844,467	(27,246)
		Swedish Krona	Sell	12/18/19	822,665	829,657	6,992
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	2,544,296	2,574,127	(29,831)
		Australian Dollar	Sell	10/16/19	2,544,296	2,588,174	43,878
		British Pound	Buy	12/18/19	852,317	854,963	(2,646)
		Canadian Dollar	Buy	10/16/19	2,162,519	2,169,410	(6,891)
		Canadian Dollar	Sell	10/16/19	2,162,519	2,164,833	2,314
		Euro	Sell	12/18/19	4,055,832	4,089,820	33,988
		Israeli Shekel	Buy	10/16/19	116,730	115,052	1,678
		Israeli Shekel	Sell	10/16/19	116,730	115,825	(905)
		Japanese Yen	Buy	11/20/19	25,258	56,037	(30,779)
		Norwegian Krone	Buy	12/18/19	578,054	580,285	(2,231)
		Swedish Krona	Sell	12/18/19	914,585	914,923	338
	UBS AG
		Australian Dollar	Buy	10/16/19	713,918	741,499	(27,581)
		Australian Dollar	Sell	10/16/19	713,918	713,358	(560)
		Euro	Sell	12/18/19	712,466	718,022	5,556
		Japanese Yen	Sell	11/20/19	396,253	398,251	1,998
		Swedish Krona	Sell	12/18/19	1,281,035	1,292,241	11,206
		Swiss Franc	Sell	12/18/19	4,035	4,033	(2)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/19	782,663	860,824	(78,161)
		Canadian Dollar	Buy	10/16/19	922,749	921,062	1,687
		Canadian Dollar	Sell	10/16/19	922,749	920,203	(2,546)

	Unrealized appreciation						809,543

	Unrealized (depreciation)						(885,540)

	Total						$(75,997)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Short)	72	$13,674,513	$13,674,517	Dec-19	$(28,077)
Euro-Dollar 90 day (Long)	196	196,000,000	48,181,700	Mar-20	(56,228)
Euro-Dollar 90 day (Short)	196	196,000,000	48,316,450	Mar-21	(135,837)
Euro-Schatz 2 yr (Short)	43	5,264,666	5,264,667	Dec-19	15,382
U.S. Treasury Bond Ultra 30 yr (Long)	7	1,343,344	1,343,344	Dec-19	(27,969)
U.S. Treasury Note 2 yr (Long)	37	7,973,500	7,973,500	Dec-19	(19,544)
U.S. Treasury Note 5 yr (Short)	71	8,459,539	8,459,539	Dec-19	49,207

Unrealized appreciation					64,589

Unrealized (depreciation)					(267,655)

Total					$(203,066)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/19 (premiums $5,680,173) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
1.482/3 month USD-LIBOR-BBA/Dec-24	Dec-19/1.482		$8,382,600	$51,637
Citibank, N.A.
1.475/3 month USD-LIBOR-BBA/Dec-24	Dec-19/1.475		53,705,100	340,490
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		14,950,100	47,541
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	60,416
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	208,627
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$37,314,700	37
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		9,328,700	1,213
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	52,025
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	84,425
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		9,328,700	425,109
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	488,566
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	1,343,707
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		37,314,700	37
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		2,933,600	381
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		2,933,600	469
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		6,407,200	10,892
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	21,386
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	22,046
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	100,997
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	133,838
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	134,155
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	136,698
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		2,933,600	316,125
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		2,933,600	317,885
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		2,490,200	550,484
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		2,490,200	664,385
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		2,490,200	664,734
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		2,490,200	664,859
UBS AG
0.498/6 month EUR-EURIBOR-Reuters/Jan-30	Jan-20/0.498	EUR	5,588,400	1,462
(1.30)/3 month USD-LIBOR-BBA/Aug-26	Aug-21/1.30		$5,986,600	86,566
0.385/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	2,008,500	98,359
(0.385)/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	2,008,500	114,647
1.30/3 month USD-LIBOR-BBA/Aug-26	Aug-21/1.30		$5,986,600	132,543

Total				$7,276,741

WRITTEN OPTIONS OUTSTANDING at 9/30/19 (premiums $499,994) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 66.00	$10,329,131	AUD	15,303,550	$41,503
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 66.00	10,329,131	AUD	15,303,550	41,502
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/$104.00	9,000,000		$9,000,000	11,646
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.19	9,000,000		9,000,000	5,796
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Nov-19/104.09	10,000,000		10,000,000	5,070
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Oct-19/102.94	3,000,000		3,000,000	10,551
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/101.72	16,000,000		16,000,000	42,880
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/100.74	14,000,000		14,000,000	25,648
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Nov-19/100.24	14,000,000		14,000,000	14,238
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.05	9,000,000		9,000,000	9
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.24	9,000,000		9,000,000	9
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.43	9,000,000		9,000,000	9
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.59	9,000,000		9,000,000	9
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.96	9,000,000		9,000,000	9
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.77	9,000,000		9,000,000	9

Total					$198,888

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	$(235,473)	$303,294
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	(158,537)	159,826
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	146,532
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(43,903)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(58,739)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	(158,537)	(105,520)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	96,450
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(42,801)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		$16,111,500	(215,894)	118,903
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	71,188
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(57,855)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		16,111,500	(215,894)	(129,375)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	20,331
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(21,413)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		16,111,500	(216,700)	113,264
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	50,402
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(43,275)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		16,111,500	(216,700)	(127,442)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		2,984,300	(416,683)	417,590
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	238,140
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(112,085)	77,126
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	52,312
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(49,684)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(60,118)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(90,191)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(354,953)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	243,533
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	66,497
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		12,402,800	(68,339)	17,736
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		12,402,800	(68,339)	(21,953)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(67,686)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(86,219)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	130,713
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(197,941)
UBS AG
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(2,570)
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(3,809)
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	6,171
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(280)

Unrealized appreciation					2,330,008

Unrealized (depreciation)					(1,565,727)

Total					$764,281

TBA SALE COMMITMENTS OUTSTANDING at 9/30/19 (proceeds receivable $11,106,172) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 10/1/49	$3,000,000	10/10/19	$3,158,672
Uniform Mortgage-Backed Securities, 2.50%, 10/1/49	8,000,000	10/10/19	7,963,750

Total			$11,122,422

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,580,000	$595,897		$(54)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$611,446
		9,328,700	1,223,431		(132)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,239,072)
		5,149,400	689,139		(73)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	692,697
		27,986,000	60,618		(14,061)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	74,254
		686,100	15,224	(E)	(4)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	15,220
		1,775,800	37,894	(E)	(10)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37,904)
		1,343,300	132,080		(18)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(132,917)
		3,717,300	121,006	(E)	(752)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	120,253
		1,285,100	28,453	(E)	(220)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	28,234
		571,969	66,363	(E)	(8)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	66,355
		1,099,300	111,344	(E)	(16)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(111,359)
		14,637,000	780,152	(E)	(15,817)	3/21/29	3 month USD-LIBOR-BBA — Quarterly	2.776% — Semiannually	764,102
		885,600	194,152	(E)	(30)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(194,182)
		2,315,300	39,654	(E)	(13)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	39,641
		3,398,600	58,979	(E)	(19)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	58,960
		1,061,300	252,269	(E)	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(252,305)
		700,900	39,440	(E)	(16)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	39,425
		2,674,400	151,154	(E)	(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(151,192)
		1,684,700	46,120	(E)	(19)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	46,101
		140,900	18,791	(E)	(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,796)
		3,209,200	149,603	(E)	(45)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(149,649)
		726,700	27,357	(E)	(10)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(27,368)
		742,900	88,982	(E)	(25)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(89,008)
		3,162,000	19,430	(E)	(18)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,448)
		774,100	32,821	(E)	(11)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,832)
		2,426,700	300,586	(E)	(83)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(300,668)
		1,032,500	43,700	(E)	(35)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,735)
		4,473,000	16,944		(42)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,055
		4,473,000	18,281		(42)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,402
		15,648,000	209,777	(E)	25,044	12/18/26	3 month USD-LIBOR-BBA — Quarterly	1.30% — Semiannually	(184,733)
		3,866,800	33,908	(E)	(37)	12/9/24	1.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,871
		1,380,600	35,668	(E)	(47)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,621
		7,000	41	(E)	11	12/18/24	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(29)
		24,694,000	313,466	(E)	52,823	12/18/29	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(260,643)
		53,276,000	48,162	(E)	12,206	12/18/21	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	60,367
		8,710,000	66,814		(115)	9/24/29	1.655% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(66,118)
		4,355,000	15,569		(58)	9/26/29	1.534% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,862
		128,192,400	65,635	(E)	78,040	12/18/21	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,405
		99,138,300	138,100	(E)	(121,108)	12/18/24	1.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	16,992
		6,283,600	100,293	(E)	89,418	12/18/49	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(10,875)
		33,875,000	122,492	(E)	99,879	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.525% — Semiannually	(22,613)
		16,111,500	6,396		(130)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,536
		16,111,500	17,320		(130)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,450)
	AUD	25,000	70	(E)	(49)	12/18/24	1.00% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(119)
	AUD	4,224,000	33,627	(E)	21	12/18/29	6 month AUD-BBR-BBSW — Semiannually	1.30% — Semiannually	33,649
	CAD	17,840,000	63,141		(50)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	(69,294)
	CAD	1,874,000	33,324		(19)	8/15/29	1.4925% — Semiannually	3 month CAD-BA-CDOR — Semiannually	34,165
	CAD	5,942,500	20,247		(42)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	(20,818)
	CAD	5,942,500	21,961		(42)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	(22,544)
	CAD	11,651,000	35,203	(E)	(20,320)	12/18/24	3 month CAD-BA-CDOR — Semiannually	1.80% — Semiannually	14,884
	CAD	5,831,000	40,390	(E)	32,523	12/18/29	1.85% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(7,868)
	CHF	2,639,000	19,392		(22)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(19,639)
	CHF	1,283,000	4,201		(10)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(4,179)
	CHF	6,990,000	19,155	(E)	5,946	12/18/29	0.35% plus 6 month CHF-LIBOR-BBA — Semiannually	—	25,101
	CHF	7,267,000	10,237	(E)	(7,899)	12/18/24	0.65% plus 6 month CHF-LIBOR-BBA — Semiannually	—	2,339
	CZK	76,657,000	168,556		(45)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(201,628)
	CZK	180,699,000	63,793		(29)	8/9/21	6 month CZK-PRIBOR — Semiannually	1.6625% — Annually	(69,829)
	CZK	73,214,000	64,215		(26)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	(68,432)
	EUR	347,600	132,956	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(132,969)
	EUR	472,900	174,061	(E)	(18)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	174,043
	EUR	522,000	176,986	(E)	(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(177,006)
	EUR	528,600	169,606	(E)	(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(169,626)
	EUR	9,346,000	563,191	(E)	(119)	3/21/29	1.104% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(563,309)
	EUR	653,200	188,282	(E)	(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(188,307)
	EUR	636,800	214,525	(E)	(24)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	214,501
	EUR	679,000	182,297	(E)	(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(182,323)
	EUR	503,000	122,495	(E)	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(122,514)
	EUR	458,800	100,934	(E)	(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(100,952)
	EUR	307,000	57,073	(E)	(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(57,084)
	EUR	1,018,300	59,901	(E)	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(59,940)
	EUR	614,700	20,284	(E)	(23)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(20,307)
	EUR	864,500	336	(E)	(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	303
	EUR	18,000	45	(E)	11	12/18/24	—	0.35% plus 6 month EUR-EURIBOR-REUTERS — Annually	(34)
	EUR	11,976,000	243,482	(E)	(122,799)	12/18/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.05% — Annually	120,679
	GBP	5,325,000	6,253		(24)	9/18/21	6 month GBP-LIBOR-BBA — Semiannually	0.712% — Semiannually	5,941
	GBP	1,080,000	3,426		(19)	9/18/29	0.616% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	3,512
	GBP	12,585,000	120,975	(E)	(1,882)	12/18/24	6 month GBP-LIBOR-BBA — Semiannually	0.75% — Semiannually	119,093
	GBP	2,465,000	47,093	(E)	8,692	12/18/29	6 month GBP-LIBOR-BBA — Semiannually	0.80% — Semiannually	55,786
	JPY	39,192,500	30,512	(E)	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(30,524)
	NOK	49,767,000	6,586		(47)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(6,479)
	NOK	26,102,000	32,851		(41)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	33,394
	NOK	60,322,000	3,116		—	9/18/21	1.8125% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	1,567
	NOK	266,000	74	(E)	15	12/18/24	1.75% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(58)
	NOK	48,000	50	(E)	51	12/18/29	1.80% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	1
	NZD	11,763,000	25,715		(29)	8/7/21	3 month NZD-BBR-FRA — Quarterly	1.15% — Semiannually	21,845
	NZD	6,166,000	16,186		(15)	8/8/21	3 month NZD-BBR-FRA — Quarterly	1.175% — Semiannually	15,706
	NZD	33,000	50	(E)	48	12/18/24	3 month NZD-BBR-FRA — Quarterly	1.00% — Semiannually	98
	NZD	1,345,000	5,235	(E)	5,201	12/18/29	3 month NZD-BBR-FRA — Quarterly	1.30% — Semiannually	10,436
	SEK	12,926,000	105,803		(11)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	119,688
	SEK	12,926,000	109,113		(11)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	123,328
	SEK	12,926,000	108,845		(11)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	123,030
	SEK	63,514,000	24,498	(E)	1,082	12/18/24	0.05% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(23,417)
	SEK	37,584,000	50,122	(E)	(9,941)	12/18/29	3 month SEK-STIBOR-SIDE — Quarterly	0.40% — Annually	40,180

	Total				$93,930				$(1,613,027)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$581,577	$582,008	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$970
101,311	101,386	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	169
87,585	87,650	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	146
478,750	479,520	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,318
7,657,240	7,673,669	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	26,689
924,467	925,783	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,544
111,581	111,922	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	497
284,101	284,492	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(876)
4,810,610	4,815,710	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(13,921)
102,678	101,549	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	127
74,469	73,700	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	17
58,719	57,534	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	520
126,062	124,638	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(158)
62,614	62,376	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	498
47,807	47,625	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	380
37,678	37,535	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	300
45,910	45,703	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	342
81,291	80,628	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	290
11,661	11,566	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	42
7,236	7,177	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	26
Citibank, N.A.
715,228	716,763	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,493
457,043	458,024	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,593
276,960	277,554	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	965
Credit Suisse International
300,390	301,034	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,047
162,383	161,766	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,292
85,136	84,813	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	678
327,004	327,350	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(946)
131,115	129,673	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(162)
130,271	128,719	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(163)
75,026	74,200	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(93)
68,134	67,384	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(84)
54,711	54,109	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(68)
48,936	48,398	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(61)
37,551	37,137	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(47)
333,991	327,506	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,862)
136,830	134,173	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,172)
138,470	135,675	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,227
88,739	87,737	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(111)
97,770	96,666	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(123)
87,077	86,746	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	693
Deutsche Bank AG
327,004	327,350	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(946)
Goldman Sachs International
14,715	14,731	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(43)
39,211	39,252	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(113)
86,032	86,123	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(249)
159,905	160,074	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(463)
191,862	192,065	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(555)
229,021	229,264	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(663)
313,745	314,078	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(908)
110,213	109,038	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	211
154,802	153,099	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(192)
123,585	122,226	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(153)
75,855	75,021	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(94)
96,125	95,068	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	119
244,390	239,644	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,094)
240,678	238,192	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	54
208,050	205,902	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	47
184,836	182,927	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	41
184,836	182,927	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	41
135,808	133,171	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,164)
329,595	322,943	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,922
129,791	128,326	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(163)
84,308	83,929	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	627
64,682	64,391	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	481
33,031	32,882	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	246
32,344	32,199	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	241
12,330	12,274	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	92
45,733	45,360	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	163
33,721	33,445	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	120
2,392	2,372	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	9
JPMorgan Chase Bank N.A.
274,810	269,264	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,436)
208,637	204,426	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,849)
43,337	42,462	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(384)
129,791	128,326	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(163)
JPMorgan Securities LLC
314,463	313,269	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,503)
55,156	54,549	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	68
515,754	510,081	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	639
116,406	114,805	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(374)
892,869	883,649	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(200)

Upfront premium received		—	Unrealized appreciation			50,984

Upfront premium (paid)		—	Unrealized (depreciation)			(36,556)

	Total	$—			Total	$14,428

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	6,295,000	$910,088	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$910,089
EUR	3,935,000	560,463	(94)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	560,368
EUR	5,099,000	167,636	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(167,695)
EUR	5,099,000	168,769	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(168,829)
EUR	5,099,000	169,142	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(169,202)
EUR	5,099,000	169,520	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(169,580)
EUR	3,935,000	197,275	(51)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(197,325)
EUR	6,295,000	309,435	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(309,435)
GBP	3,154,000	1,605	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	1,538
GBP	883,000	35,858	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(35,879)
GBP	1,892,000	82,893	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(82,938)
GBP	2,460,000	93,968	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(94,025)
GBP	949,000	168,798	(50)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(168,848)
GBP	3,532,000	170,341	(83)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(170,424)
	$2,833,000	132,273	(31)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	132,242
	2,833,000	132,072	(31)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	132,041
	2,833,000	47,977	(17)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(47,994)
	2,833,000	50,005	(17)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(50,023)

Total			$(803)				$(95,919)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$5,468	$80,000	$6,768	5/11/63	300 bp — Monthly	$(1,260)
	CMBX NA BBB-.6 Index	BBB-/P	10,546	175,000	14,805	5/11/63	300 bp — Monthly	(4,171)
	CMBX NA BBB-.6 Index	BBB-/P	21,545	349,000	29,525	5/11/63	300 bp — Monthly	(7,806)
	CMBX NA BBB-.6 Index	BBB-/P	20,577	361,000	30,541	5/11/63	300 bp — Monthly	(9,783)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	1,050	5,000	779	5/11/63	500 bp — Monthly	275
	CMBX NA BB.6 Index	BB/P	10,640	56,000	8,725	5/11/63	500 bp — Monthly	1,962
	CMBX NA BB.6 Index	BB/P	19,676	99,000	15,424	5/11/63	500 bp — Monthly	4,335
	CMBX NA BB.6 Index	BB/P	111,251	452,000	70,422	5/11/63	500 bp — Monthly	41,206
	CMBX NA BB.6 Index	BB/P	146,290	772,000	120,278	5/11/63	500 bp — Monthly	26,655
	CMBX NA BB.7 Index	BB/P	2,455	27,000	1,928	1/17/47	500 bp — Monthly	550
	CMBX NA BB.7 Index	BB/P	14,579	105,000	7,497	1/17/47	500 bp — Monthly	7,170
	CMBX NA BB.7 Index	BB/P	28,277	220,000	15,708	1/17/47	500 bp — Monthly	12,753
	CMBX NA BB.7 Index	BB/P	36,719	304,000	21,706	1/17/47	500 bp — Monthly	15,267
	CMBX NA BBB-.6 Index	BBB-/P	339	4,000	338	5/11/63	300 bp — Monthly	2
	CMBX NA BBB-.6 Index	BBB-/P	1,453	17,000	1,438	5/11/63	300 bp — Monthly	21
	CMBX NA BBB-.6 Index	BBB-/P	2,544	25,000	2,115	5/11/63	300 bp — Monthly	442
	CMBX NA BBB-.6 Index	BBB-/P	3,990	39,000	3,299	5/11/63	300 bp — Monthly	710
	CMBX NA BBB-.6 Index	BBB-/P	3,674	43,000	3,638	5/11/63	300 bp — Monthly	58
	CMBX NA BBB-.6 Index	BBB-/P	4,670	48,000	4,061	5/11/63	300 bp — Monthly	633
	CMBX NA BBB-.6 Index	BBB-/P	30,769	329,000	27,833	5/11/63	300 bp — Monthly	3,100
	CMBX NA BBB-.6 Index	BBB-/P	297,873	3,146,000	266,152	5/11/63	300 bp — Monthly	33,295
	Credit Suisse International
	CMBX NA BB.7 Index	BB/P	22,204	166,000	11,852	1/17/47	500 bp — Monthly	10,490
	CMBX NA BBB-.6 Index	BBB-/P	8,950	81,000	6,853	5/11/63	300 bp — Monthly	2,138
	CMBX NA BBB-.6 Index	BBB-/P	19,778	179,000	15,143	5/11/63	300 bp — Monthly	4,724
	CMBX NA BBB-.6 Index	BBB-/P	694,382	7,390,000	625,194	5/11/63	300 bp — Monthly	72,883
	CMBX NA BBB-.7 Index	BBB-/P	34,676	528,000	8,237	1/17/47	300 bp — Monthly	26,703
	CMBX NA BBB-.7 Index	BBB-/P	133,712	1,809,000	28,220	1/17/47	300 bp — Monthly	106,396
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	13,478	87,000	7,360	5/11/63	300 bp — Monthly	6,161
	CMBX NA BBB-.6 Index	BBB-/P	6,209	59,000	4,991	5/11/63	300 bp — Monthly	1,247
	CMBX NA BBB-.6 Index	BBB-/P	5,920	59,000	4,991	5/11/63	300 bp — Monthly	958
	CMBX NA BBB-.6 Index	BBB-/P	6,856	62,000	5,245	5/11/63	300 bp — Monthly	1,642
	CMBX NA BBB-.6 Index	BBB-/P	5,978	69,000	5,837	5/11/63	300 bp — Monthly	175
	CMBX NA BBB-.6 Index	BBB-/P	4,769	70,000	5,922	5/11/63	300 bp — Monthly	(1,118)
	CMBX NA BBB-.6 Index	BBB-/P	8,842	79,000	6,683	5/11/63	300 bp — Monthly	2,198
	CMBX NA BBB-.6 Index	BBB-/P	9,574	87,000	7,360	5/11/63	300 bp — Monthly	2,257
	CMBX NA BBB-.6 Index	BBB-/P	8,117	94,000	7,952	5/11/63	300 bp — Monthly	212
	CMBX NA BBB-.6 Index	BBB-/P	16,293	98,000	8,291	5/11/63	300 bp — Monthly	8,051
	CMBX NA BBB-.6 Index	BBB-/P	13,886	102,000	8,629	5/11/63	300 bp — Monthly	5,308
	CMBX NA BBB-.6 Index	BBB-/P	8,608	102,000	8,629	5/11/63	300 bp — Monthly	29
	CMBX NA BBB-.6 Index	BBB-/P	8,150	103,000	8,714	5/11/63	300 bp — Monthly	(512)
	CMBX NA BBB-.6 Index	BBB-/P	16,916	113,000	9,560	5/11/63	300 bp — Monthly	7,412
	CMBX NA BBB-.6 Index	BBB-/P	16,910	115,000	9,729	5/11/63	300 bp — Monthly	7,238
	CMBX NA BBB-.6 Index	BBB-/P	13,259	119,000	10,067	5/11/63	300 bp — Monthly	3,252
	CMBX NA BBB-.6 Index	BBB-/P	13,309	123,000	10,406	5/11/63	300 bp — Monthly	2,964
	CMBX NA BBB-.6 Index	BBB-/P	13,360	123,000	10,406	5/11/63	300 bp — Monthly	3,016
	CMBX NA BBB-.6 Index	BBB-/P	10,857	131,000	11,083	5/11/63	300 bp — Monthly	(160)
	CMBX NA BBB-.6 Index	BBB-/P	13,452	134,000	11,336	5/11/63	300 bp — Monthly	2,183
	CMBX NA BBB-.6 Index	BBB-/P	6,776	139,000	11,759	5/11/63	300 bp — Monthly	(4,914)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	12,098	5/11/63	300 bp — Monthly	3,931
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	12,098	5/11/63	300 bp — Monthly	3,931
	CMBX NA BBB-.6 Index	BBB-/P	12,743	151,000	12,775	5/11/63	300 bp — Monthly	43
	CMBX NA BBB-.6 Index	BBB-/P	21,242	153,000	12,944	5/11/63	300 bp — Monthly	8,375
	CMBX NA BBB-.6 Index	BBB-/P	17,887	160,000	13,536	5/11/63	300 bp — Monthly	4,431
	CMBX NA BBB-.6 Index	BBB-/P	25,922	172,000	14,551	5/11/63	300 bp — Monthly	11,457
	CMBX NA BBB-.6 Index	BBB-/P	20,787	192,000	16,243	5/11/63	300 bp — Monthly	4,640
	CMBX NA BBB-.6 Index	BBB-/P	31,126	222,000	18,781	5/11/63	300 bp — Monthly	12,456
	CMBX NA BBB-.6 Index	BBB-/P	11,031	228,000	19,289	5/11/63	300 bp — Monthly	(8,144)
	CMBX NA BBB-.6 Index	BBB-/P	11,359	229,000	19,373	5/11/63	300 bp — Monthly	(7,900)
	CMBX NA BBB-.6 Index	BBB-/P	28,369	233,000	19,712	5/11/63	300 bp — Monthly	8,773
	CMBX NA BBB-.6 Index	BBB-/P	12,206	234,000	19,796	5/11/63	300 bp — Monthly	(7,474)
	CMBX NA BBB-.6 Index	BBB-/P	27,427	236,000	19,966	5/11/63	300 bp — Monthly	7,579
	CMBX NA BBB-.6 Index	BBB-/P	32,901	315,000	26,649	5/11/63	300 bp — Monthly	6,410
	CMBX NA BBB-.6 Index	BBB-/P	42,332	384,000	32,486	5/11/63	300 bp — Monthly	10,038
	CMBX NA BBB-.7 Index	BBB-/P	165,569	2,240,000	34,944	1/17/47	300 bp — Monthly	131,745
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	27,963	132,000	20,566	5/11/63	500 bp — Monthly	7,507
	CMBX NA BB.6 Index	BB/P	30,266	143,000	22,279	5/11/63	500 bp — Monthly	8,106
	CMBX NA BB.10 Index	BB-/P	17,412	217,000	18,922	5/11/63	500 bp — Monthly	(1,330)
	CMBX NA BB.6 Index	BB/P	67,995	323,000	50,323	5/11/63	500 bp — Monthly	17,941
	CMBX NA BBB-.6 Index	BBB-/P	494	5,000	423	5/11/63	300 bp — Monthly	73
	CMBX NA BBB-.6 Index	BBB-/P	704	7,000	592	5/11/63	300 bp — Monthly	115
	CMBX NA BBB-.6 Index	BBB-/P	4,391	44,000	3,722	5/11/63	300 bp — Monthly	691
	CMBX NA BBB-.6 Index	BBB-/P	7,310	76,000	6,430	5/11/63	300 bp — Monthly	918
	CMBX NA BBB-.6 Index	BBB-/P	10,466	92,000	7,783	5/11/63	300 bp — Monthly	2,729
	CMBX NA BBB-.6 Index	BBB-/P	9,978	100,000	8,460	5/11/63	300 bp — Monthly	1,568
	CMBX NA BBB-.6 Index	BBB-/P	1,039,832	7,860,000	664,956	5/11/63	300 bp — Monthly	378,807
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	501	5,000	423	5/11/63	300 bp — Monthly	80
	CMBX NA BBB-.6 Index	BBB-/P	604	6,000	508	5/11/63	300 bp — Monthly	99
	CMBX NA BBB-.6 Index	BBB-/P	3,174	33,000	2,792	5/11/63	300 bp — Monthly	398
	CMBX NA BBB-.6 Index	BBB-/P	3,327	34,000	2,876	5/11/63	300 bp — Monthly	468
	CMBX NA BBB-.6 Index	BBB-/P	4,558	47,000	3,976	5/11/63	300 bp — Monthly	605
	CMBX NA BBB-.6 Index	BBB-/P	4,509	47,000	3,976	5/11/63	300 bp — Monthly	556
	CMBX NA BBB-.6 Index	BBB-/P	141,290	1,432,000	121,147	5/11/63	300 bp — Monthly	20,859
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	30,343	205,000	17,343	5/11/63	300 bp — Monthly	13,102
	CMBX NA BBB-.6 Index	BBB-/P	30,298	205,000	17,343	5/11/63	300 bp — Monthly	13,058
	CMBX NA BBB-.6 Index	BBB-/P	30,013	206,000	17,428	5/11/63	300 bp — Monthly	12,688
	CMBX NA BBB-.6 Index	BBB-/P	30,432	220,000	18,612	5/11/63	300 bp — Monthly	11,930
	CMBX NA BBB-.6 Index	BBB-/P	39,598	281,000	23,773	5/11/63	300 bp — Monthly	15,966
	CMBX NA BBB-.6 Index	BBB-/P	60,891	411,000	34,771	5/11/63	300 bp — Monthly	26,325
	CMBX NA BBB-.6 Index	BBB-/P	60,834	411,000	34,771	5/11/63	300 bp — Monthly	26,268
	CMBX NA BBB-.6 Index	BBB-/P	60,246	412,000	34,855	5/11/63	300 bp — Monthly	25,597
	CMBX NA BBB-.6 Index	BBB-/P	90,712	616,000	52,114	5/11/63	300 bp — Monthly	38,907
	CMBX NA BBB-.6 Index	BBB-/P	89,899	617,000	52,198	5/11/63	300 bp — Monthly	38,009
	CMBX NA BBB-.6 Index	BBB-/P	121,341	822,000	69,541	5/11/63	300 bp — Monthly	52,211
	CMBX NA A.6 Index	A/P	61	6,000	13	5/11/63	200 bp — Monthly	76
	CMBX NA BB.6 Index	BB/P	35,608	145,000	22,591	5/11/63	500 bp — Monthly	13,138
	CMBX NA BB.6 Index	BB/P	71,706	291,000	45,338	5/11/63	500 bp — Monthly	26,610
	CMBX NA BBB-.6 Index	BBB-/P	421	4,000	338	5/11/63	300 bp — Monthly	85
	CMBX NA BBB-.6 Index	BBB-/P	1,116	9,000	761	5/11/63	300 bp — Monthly	359
	CMBX NA BBB-.6 Index	BBB-/P	962	9,000	761	5/11/63	300 bp — Monthly	205
	CMBX NA BBB-.6 Index	BBB-/P	1,693	16,000	1,354	5/11/63	300 bp — Monthly	348
	CMBX NA BBB-.6 Index	BBB-/P	2,545	21,000	1,777	5/11/63	300 bp — Monthly	779
	CMBX NA BBB-.6 Index	BBB-/P	2,866	30,000	2,538	5/11/63	300 bp — Monthly	343
	CMBX NA BBB-.6 Index	BBB-/P	3,756	31,000	2,623	5/11/63	300 bp — Monthly	1,149
	CMBX NA BBB-.6 Index	BBB-/P	3,920	32,000	2,707	5/11/63	300 bp — Monthly	1,229
	CMBX NA BBB-.6 Index	BBB-/P	3,342	39,000	3,299	5/11/63	300 bp — Monthly	62
	CMBX NA BBB-.6 Index	BBB-/P	3,377	40,000	3,384	5/11/63	300 bp — Monthly	13
	CMBX NA BBB-.6 Index	BBB-/P	4,101	42,000	3,553	5/11/63	300 bp — Monthly	568
	CMBX NA BBB-.6 Index	BBB-/P	8,054	62,000	5,245	5/11/63	300 bp — Monthly	2,840
	CMBX NA BBB-.6 Index	BBB-/P	8,057	63,000	5,330	5/11/63	300 bp — Monthly	2,759
	CMBX NA BBB-.6 Index	BBB-/P	7,405	65,000	5,499	5/11/63	300 bp — Monthly	1,939
	CMBX NA BBB-.6 Index	BBB-/P	6,078	72,000	6,091	5/11/63	300 bp — Monthly	23
	CMBX NA BBB-.6 Index	BBB-/P	8,494	75,000	6,345	5/11/63	300 bp — Monthly	2,187
	CMBX NA BBB-.6 Index	BBB-/P	6,468	76,000	6,430	5/11/63	300 bp — Monthly	77
	CMBX NA BBB-.6 Index	BBB-/P	9,418	80,000	6,768	5/11/63	300 bp — Monthly	2,690
	CMBX NA BBB-.6 Index	BBB-/P	12,438	105,000	8,883	5/11/63	300 bp — Monthly	3,608
	CMBX NA BBB-.6 Index	BBB-/P	15,936	106,000	8,968	5/11/63	300 bp — Monthly	7,021
	CMBX NA BBB-.6 Index	BBB-/P	19,323	114,000	9,644	5/11/63	300 bp — Monthly	9,736
	CMBX NA BBB-.6 Index	BBB-/P	17,877	120,000	10,152	5/11/63	300 bp — Monthly	7,785
	CMBX NA BBB-.6 Index	BBB-/P	14,904	127,000	10,744	5/11/63	300 bp — Monthly	4,223
	CMBX NA BBB-.6 Index	BBB-/P	17,414	136,000	11,506	5/11/63	300 bp — Monthly	5,976
	CMBX NA BBB-.6 Index	BBB-/P	17,102	151,000	12,775	5/11/63	300 bp — Monthly	4,403
	CMBX NA BBB-.6 Index	BBB-/P	18,117	158,000	13,367	5/11/63	300 bp — Monthly	4,829
	CMBX NA BBB-.6 Index	BBB-/P	17,993	159,000	13,451	5/11/63	300 bp — Monthly	4,621
	CMBX NA BBB-.6 Index	BBB-/P	21,251	160,000	13,536	5/11/63	300 bp — Monthly	7,795
	CMBX NA BBB-.6 Index	BBB-/P	15,340	164,000	13,874	5/11/63	300 bp — Monthly	1,547
	CMBX NA BBB-.6 Index	BBB-/P	23,629	195,000	16,497	5/11/63	300 bp — Monthly	7,230
	CMBX NA BBB-.6 Index	BBB-/P	29,442	210,000	17,766	5/11/63	300 bp — Monthly	11,781
	CMBX NA BBB-.6 Index	BBB-/P	43,512	293,000	24,788	5/11/63	300 bp — Monthly	18,871
	CMBX NA BBB-.6 Index	BBB-/P	34,570	326,000	27,580	5/11/63	300 bp — Monthly	7,153

Upfront premium received			4,930,098		Unrealized appreciation			1,519,519

Upfront premium (paid)			—		Unrealized (depreciation)			(54,572)

	Total		$4,930,098				Total	$1,464,947
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(56)	$6,000	$13	5/11/63	(200 bp) — Monthly	$(71)
	CMBX NA BB.10 Index	(10,541)	101,000	8,807	11/17/59	(500 bp) — Monthly	(1,818)
	CMBX NA BB.10 Index	(9,210)	84,000	7,325	11/17/59	(500 bp) — Monthly	(1,968)
	CMBX NA BB.11 Index	(39,386)	304,000	22,405	11/18/54	(500 bp) — Monthly	(17,235)
	CMBX NA BB.11 Index	(7,726)	107,000	7,886	11/18/54	(500 bp) — Monthly	70
	CMBX NA BB.11 Index	(9,803)	104,000	7,665	11/18/54	(500 bp) — Monthly	(2,225)
	CMBX NA BB.8 Index	(6,208)	50,000	5,815	10/17/57	(500 bp) — Monthly	(435)
	CMBX NA BB.9 Index	(154,004)	1,492,000	88,326	9/17/58	(500 bp) — Monthly	(66,921)
	CMBX NA BB.9 Index	(13,872)	215,000	12,728	9/17/58	(500 bp) — Monthly	(1,323)
	CMBX NA BB.9 Index	(6,129)	95,000	5,624	9/17/58	(500 bp) — Monthly	(585)
	Credit Suisse International
	CMBX NA BB.10 Index	(28,019)	210,000	18,312	11/17/59	(500 bp) — Monthly	(9,882)
	CMBX NA BB.10 Index	(24,973)	210,000	18,312	11/17/59	(500 bp) — Monthly	(6,836)
	CMBX NA BB.10 Index	(13,797)	111,000	9,679	11/17/59	(500 bp) — Monthly	(4,210)
	CMBX NA BB.7 Index	(14,579)	826,000	128,691	5/11/63	(500 bp) — Monthly	113,425
	CMBX NA BB.7 Index	(46,385)	282,000	20,135	1/17/47	(500 bp) — Monthly	(26,486)
	CMBX NA BB.7 Index	(25,825)	140,000	9,996	1/17/47	(500 bp) — Monthly	(15,946)
	CMBX NA BB.9 Index	(81,802)	816,000	48,307	9/17/58	(500 bp) — Monthly	(34,174)
	Goldman Sachs International
	CMBX NA BB.6 Index	(50,331)	492,000	76,654	5/11/63	(500 bp) — Monthly	25,912
	CMBX NA BB.7 Index	(27,088)	179,000	12,781	1/17/47	(500 bp) — Monthly	(14,456)
	CMBX NA BB.6 Index	(36,089)	247,000	38,483	5/11/63	(500 bp) — Monthly	2,188
	CMBX NA BB.7 Index	(38,548)	228,000	16,279	1/17/47	(500 bp) — Monthly	(22,459)
	CMBX NA BB.7 Index	(35,390)	216,000	15,422	1/17/47	(500 bp) — Monthly	(20,148)
	CMBX NA BB.7 Index	(26,396)	130,000	9,282	1/17/47	(500 bp) — Monthly	(17,223)
	CMBX NA BB.7 Index	(6,572)	36,000	2,570	1/17/47	(500 bp) — Monthly	(4,032)
	CMBX NA BB.9 Index	(3,025)	19,000	1,125	9/17/58	(500 bp) — Monthly	(1,916)
	CMBX NA BB.9 Index	(1,438)	9,000	533	9/17/58	(500 bp) — Monthly	(912)
	CMBX NA BB.9 Index	(1,264)	8,000	474	9/17/58	(500 bp) — Monthly	(797)
	JPMorgan Securities LLC
	CMBX NA BB.12 Index	(19,788)	217,000	17,121	8/17/61	(500 bp) — Monthly	(2,847)
	CMBX NA BB.6 Index	(28,120)	200,000	31,160	5/11/63	(500 bp) — Monthly	2,873
	CMBX NA BB.6 Index	(14,354)	99,000	15,424	5/11/63	(500 bp) — Monthly	988
	CMBX NA BB.6 Index	(9,349)	65,000	10,127	5/11/63	(500 bp) — Monthly	724
	CMBX NA BB.7 Index	(112,882)	892,000	63,689	1/17/47	(500 bp) — Monthly	(49,936)
	CMBX NA BB.9 Index	(5,661)	40,000	2,368	9/17/58	(500 bp) — Monthly	(3,327)
	CMBX NA BB.9 Index	(4,735)	30,000	1,776	9/17/58	(500 bp) — Monthly	(2,984)
	CMBX NA BB.9 Index	(2,340)	15,000	888	9/17/58	(500 bp) — Monthly	(1,465)
	CMBX NA BB.9 Index	(2,118)	15,000	888	9/17/58	(500 bp) — Monthly	(1,243)
	CMBX NA BB.9 Index	(153)	1,000	59	9/17/58	(500 bp) — Monthly	(95)
	CMBX NA BBB-.7 Index	(96,491)	2,543,000	39,671	1/17/47	(300 bp) — Monthly	(58,092)
	CMBX NA BBB-.7 Index	(8,184)	173,000	2,699	1/17/47	(300 bp) — Monthly	(5,571)
	Merrill Lynch International
	CMBX NA BB.10 Index	(10,644)	101,000	8,807	11/17/59	(500 bp) — Monthly	(1,921)
	CMBX NA BB.10 Index	(12,006)	101,000	8,807	11/17/59	(500 bp) — Monthly	(3,283)
	CMBX NA BB.9 Index	(53,426)	522,000	30,902	9/17/58	(500 bp) — Monthly	(22,959)
	CMBX NA BB.9 Index	(7,643)	129,000	7,637	9/17/58	(500 bp) — Monthly	(95)
	CMBX NA BBB-.7 Index	(20,241)	247,000	3,853	1/17/47	(300 bp) — Monthly	(16,511)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(5,502)	54,000	842	1/17/47	(300 bp) — Monthly	(4,687)
	CMBX NA BB.10 Index	(10,593)	101,000	8,807	11/17/59	(500 bp) — Monthly	(1,870)
	CMBX NA BB.11 Index	(3,812)	40,000	2,948	11/18/54	(500 bp) — Monthly	(897)
	CMBX NA BB.7 Index	(50,136)	260,000	18,564	1/17/47	(500 bp) — Monthly	(31,788)
	CMBX NA BB.7 Index	(33,786)	168,000	11,995	1/17/47	(500 bp) — Monthly	(21,931)
	CMBX NA BB.7 Index	(25,026)	124,000	8,854	1/17/47	(500 bp) — Monthly	(16,275)
	CMBX NA BB.7 Index	(15,718)	84,000	5,998	1/17/47	(500 bp) — Monthly	(9,791)
	CMBX NA BB.9 Index	(6,987)	93,000	5,506	9/17/58	(500 bp) — Monthly	(1,559)
	CMBX NA BB.9 Index	(3,517)	40,000	2,368	9/17/58	(500 bp) — Monthly	(1,182)
	CMBX NA BB.9 Index	(3,164)	37,000	2,190	9/17/58	(500 bp) — Monthly	(1,005)
	CMBX NA BB.9 Index	(4,610)	32,000	1,894	9/17/58	(500 bp) — Monthly	(2,742)
	CMBX NA BB.9 Index	(3,579)	23,000	1,362	9/17/58	(500 bp) — Monthly	(2,237)
	CMBX NA BB.9 Index	(2,565)	17,000	1,006	9/17/58	(500 bp) — Monthly	(1,573)
	CMBX NA BB.9 Index	(2,406)	16,000	947	9/17/58	(500 bp) — Monthly	(1,472)
	CMBX NA BB.9 Index	(1,641)	12,000	710	9/17/58	(500 bp) — Monthly	(940)
	CMBX NA BB.9 Index	(1,464)	11,000	651	9/17/58	(500 bp) — Monthly	(822)
	CMBX NA BB.9 Index	(1,223)	9,000	533	9/17/58	(500 bp) — Monthly	(697)
	CMBX NA BB.9 Index	(908)	6,000	355	9/17/58	(500 bp) — Monthly	(558)
	CMBX NA BB.9 Index	(908)	6,000	355	9/17/58	(500 bp) — Monthly	(558)
	CMBX NA BBB-.7 Index	(5,016)	79,000	1,232	1/17/47	(300 bp) — Monthly	(3,823)

	Upfront premium received	—			Unrealized appreciation		146,180

	Upfront premium (paid)	(1,309,152)			Unrealized (depreciation)		(548,794)

	Total	$(1,309,152)				Total	$(402,614)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 33 Index	$501,516	$7,540,000	$505,761	12/20/24	(500 bp) — Quarterly	$(7,387)

	Total	$501,516					$(7,387)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $205,747,733.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $9,042, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
Short-term investments
	Putnam Short Term Investment Fund**	$26,991,482	$52,371,241	$43,309,683	$665,070	$36,053,040

	Total Short-term investments	$26,991,482	$52,371,241	$43,309,683	$665,070	$36,053,040
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $319,360.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,821,197.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $178,295.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,309,791.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $152,725,142 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	90.1%
	Greece	2.4
	Brazil	1.3
	Mexico	1.0
	Indonesia	0.8
	Argentina	0.6
	Ivory Coast	0.5
	Dominican Republic	0.5
	Canada	0.5
	Other	2.3

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $30,904 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,256,505 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,821,197 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,081	$—	$—
Consumer cyclicals	108,059	30,446	—
Energy	—	70	4,611
Health care	5,156	—	—
Technology	50,158	—	—
Utilities and power	—	118,864	—

Total common stocks	164,454	149,380	4,611
Asset-backed securities	—	3,462,819	—
Convertible bonds and notes	—	8,122,016	—
Convertible preferred stocks	—	—	2,600
Corporate bonds and notes	—	41,932,235	181
Foreign government and agency bonds and notes	—	20,487,491	—
Mortgage-backed securities	—	78,810,337	—
Preferred stocks	—	182,945	—
Purchased options outstanding	—	300,735	—
Purchased swap options outstanding	—	10,662,622	—
Senior loans	—	4,220,661	—
U.S. government and agency mortgage obligations	—	100,202,419	—
U.S. treasury obligations	—	1,390,273	—
Short-term investments	38,623,040	7,006,338	—

Totals by level	$38,787,494	$276,930,271	$7,392
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(75,997)	$—
Futures contracts	(203,066)	—	—
Written options outstanding	—	(198,888)	—
Written swap options outstanding	—	(7,276,741)	—
Forward premium swap option contracts	—	764,281	—
TBA sale commitments	—	(11,122,422)	—
Interest rate swap contracts	—	(1,706,957)	—
Total return swap contracts	—	(80,688)	—
Credit default contracts	—	(3,067,516)	—

Totals by level	$(203,066)	$(22,764,928)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$78,400,000
Purchased currency option contracts (contract amount)	$16,500,000
Purchased swap option contracts (contract amount)	$537,700,000
Written TBA commitment option contracts (contract amount)	$100,900,000
Written currency option contracts (contract amount)	$18,100,000
Written swap option contracts (contract amount)	$505,900,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$160,300,000
Centrally cleared interest rate swap contracts (notional)	$758,300,000
OTC total return swap contracts (notional)	$27,700,000
Centrally cleared total return swap contracts (notional)	$83,600,000
OTC credit default contracts (notional)	$56,200,000
Centrally cleared credit default contracts (notional)	$6,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com